LEASES (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Minimum rental expense	$ 1,752,764	$ 1,709,197	$ 2,108,028
Contingent rental expense	743,248	726,340	1,594,141
Operating Leases Rent Expense Minimum and Contingent Rentals	2,496,012	2,435,537	3,702,169
Sublease rental income	6,222,388	5,807,901	7,405,626
Excess of sublease income over expense	$ 3,726,376	$ 3,372,364	$ 3,703,457